Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net consists of the following:

	Estimated Useful Life (in years)	June 30, 2023	December 31, 2022
Satellites and other equipment	3-5	$68,309	$54,370
Satellites under construction	Not applicable	13,911	22,194
Leasehold improvements	5-10	7,325	6,433
Other property and equipment	3-10	4,258	4,146
Total property and equipment		93,803	87,143
Less: Accumulated depreciation		(48,040)	(39,162)
Property and equipment, net		$45,763	$47,981

Information related to the Company’s property and equipment and operating lease ROU assets by geography is as follows:

	June 30, 2023	December 31, 2022
Uruguay	$41,601	$43,134
Argentina	1,082	1,346
Spain	881	729
Netherlands	11,330	9,471
Other countries	779	1,472
Total (1) (2) (3)	$55,673	$56,152
(1)Non-current assets include property and equipment, net and operating lease right-of-use assets.
(2)Presentation in the table is based on the geographic location of the entity that holds the assets.
(3)We do not have any non-current assets in the country of incorporation of the holding company.